Cover	Jul. 31, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2023
Entity File Number	001-40608
Entity Registrant Name	TRADEUP ACQUISITION CORP.
Entity Central Index Key	0001844417
Entity Tax Identification Number	86-1314502
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	732
Local Phone Number	910-9692
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one-half of one Warrant
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one-half of one Warrant
Trading Symbol	UPTDU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	UPTD
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	UPTDW
Security Exchange Name	NASDAQ